Segment information (Details Narrative) - Customer [member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Revenue percentage	79.00%	89.00%	94.00%
Accounts receivable and other receivables percentage	75.00%	40.00%